Stock-based Compensation (Tables)	12 Months Ended
Nov. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation expense for the years ended November 30, 2014, 2013, and 2012, respectively, was as follows (in thousands):

	2014	2013	2012

Cost of revenue	$8,520	$8,271	$6,206
Selling, general and administrative	158,839	154,180	115,337
Total stock-based compensation expense	$167,359	$162,451	$121,543

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
The following table summarizes RSU activity for the year ended November 30, 2014:

	Shares	Weighted- Average Grant Date Fair Value
	(in thousands)
Balance at November 30, 2013	3,017	$92.93
Granted	1,210	$115.39
Vested	(1,517)	$93.99
Forfeited	(192)	$104.11
Balance at November 30, 2014	2,518	$102.24

Share Based Compensation Income Tax Benefit [Table Text Block]	Total income tax benefits recognized for stock-based compensation arrangements were as follows (in thousands):

	2014	2013	2012
Income tax benefits	$49,903	$53,614	$42,959